Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 2,803	$ 1,187
Accounts receivable, less allowance for credit losses of $260 at December 31, 2024 and December 31, 2023	8,595	9,499
Unbilled membership dues receivable	582	567
Inventories	1,558	1,662
Prepaid expenses	1,003	1,116
Other current assets	15	14
Total current assets	14,556	14,045
Property and equipment, net	55,582	56,630
Property and equipment under finance leases, net	5,647	5,711
Operating lease right-of-use assets	1,383	1,270
Restricted cash	8,958	10,265
Noncurrent deferred tax asset, net	27	8
Other assets, net	33	36
Total assets	86,186	87,965
Liabilities and Equity
Current portion of long-term debt	575	538
Current portion of obligations under finance leases	201	198
Current portion of obligations under operating leases	365	432
Accounts payable	7,116	9,657
Accrued payroll and other compensation	1,064	1,277
Accrued taxes	594	539
Deferred membership dues revenue	3,524	3,443
Other liabilities and accrued expenses	2,024	1,825
Total current liabilities	15,463	17,909
Long-term debt, net of current portion	28,646	29,220
Line of credit	3,200	3,200
Obligations under finance leases, net of current portion	707	598
Obligations under operating leases, net of current portion	1,018	838
Asset retirement obligation	100	100
Commitments and Contingencies
Equity:
Paid-in capital	59,206	59,206
Accumulated deficit	(21,211)	(22,529)
Total Avalon Holdings Corporation Shareholders' Equity	38,034	36,716
Non-controlling interest in subsidiaries	(982)	(616)
Total equity	37,052	36,100
Total liabilities and equity	86,186	87,965
Common Class A [Member]
Equity:
Common stock, value, issued	33	33
Common Class B [Member]
Equity:
Common stock, value, issued	$ 6	$ 6